Revenue and segmental reporting, Revenue recorded for individual customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognitions [Abstract]
Total revenue from sale of therapies	£ 116,809	£ 3,010	£ 0
Customer E [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	13,724
More that 10% Group Revenue Customers [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	114,226
More that 10% Group Revenue Customers [Member] | Customer A [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	30,804
More that 10% Group Revenue Customers [Member] | Customer B [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	29,225
More that 10% Group Revenue Customers [Member] | Customer C [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	20,419
More that 10% Group Revenue Customers [Member] | Customer D [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	£ 20,054